Note 15 - Financial Instruments With Off-Balance Sheet Risk (Detail) - Exposure to Credit Loss (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit	$ 21,440	$ 18,340
Standby letters of credit	$ 671	$ 333